Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations [Abstract]
Summary of discontinued operations
Net income (loss) from discontinued operations for the years ended December 31, 2021 and 2020 is comprised of the following:

	2021	2020
Product and service revenues	$—	$262
Cost of product and service revenues	—	223
Gross margin	$—	$39

Total operating income (expenses)	164	(2,115)
Finance income and other	—	—
Gain (loss) on sale of assets	—	168
Net income (loss) from discontinued operations	$164	$(1,908)

Net cash flows from discontinued operations for the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
Cash used in operating activities	$(113)	$(1,607)
Cash provided by investing activities	—	957
Cash used in financing activities	—	(20)
Cash used in discontinued operations	$(113)	$(670)